Restricted Bank Balance, Cash and Cash Equivalents - Schedule of Restricted Bank Balance, Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Restricted Bank Balance, Cash and Cash Equivalents [Abstract]
Cash in hand	$ 26,560	$ 15,065
Balances in current accounts	28,819,186	28,399,437
Total	28,845,746	28,414,502
Restricted bank balance	8,500,000	8,500,000
Non-current	8,500,000	8,500,000
Cash and cash equivalents	13,447,206	7,718,655	$ 762,929
Restricted bank balance	6,898,540	12,195,847
Current	$ 20,345,746	$ 19,914,502